Property and equipment, net (Schedule of Property and equipment, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,354	$ 7,266
Less-accumulated depreciation	(3,033)	(2,123)
Property and equipment, net	5,321	5,143
Depreciation expenses	920	820	$ 740
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,162	4,981
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,121	1,333
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,071	$ 952